Income Taxes - Schedule of Income Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Income tax [line items]
Net earnings	$ 141,448	$ 111,391	$ 149,074	$ 157,467	$ 252,839	$ 362,585	$ 306,542
Subsidiaries [member]
Income tax [line items]
Net earnings					$ 257,000		$ 283,000